Sage Ranch (Disclosure of Sage Ranch) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Opening balance	$ 5,456,419	$ 1,851,487
Land appraisal & related fees	1,638,531	1,503,239
Captiva Joint Venture Settlement	3,811,504	0
Accretion	185,587	0
Water rights	1,376,556	1,975,455
Unrealized foreign exchange	(135,427)	126,238
Ending balance	$ 12,333,170	$ 5,456,419